Stock Plans, Share-Based Payments and Warrants - Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable (Details) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Exercisable	1,679,392	1,385,199
Shares, Vested and expected to vest	2,426,249	2,350,688
Weighted Average Exercise Price, Exercisable	$ 1.11	$ 1.46
Weighted Average Exercise Price, Vested and expected to vest	$ 1.04	$ 1.29